SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years

Summary of information about contract assets and contract liabilities from contracts with customers

The following table provides information about contract assets and contract liabilities from contracts with customers:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Contract assets	¥4,633,940	¥31,537,586	$4,460,933
Contract liabilities	¥120,000	¥3,486,033	$493,093